Asset Impairment (Schedule Of Asset Impairment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Asset Impairment [Abstract]
Flight equipment (Note 5)	$ 12,625	$ 23,323	$ 11,764
Discontinued operations		(8,902)	(3,532)
Intangible lease premium (Note 9)		1,173	2,673
Asset impairment	$ 12,625	$ 15,594	$ 10,905	[1]	$ 18,833	$ 5,282

[1]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.